CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers		$ 333,343,987	$ 464,828,548	$ 419,446,439
Initial recognition and changes in the fair value of biological assets at the point of harvest		1,764,863	(45,746)	610,554
Cost of sales		(203,424,872)	(278,221,812)	(235,457,053)
Changes in the net realizable value of agricultural products after harvest		(1,541,204)	(2,385,069)	(4,351,433)
Research and development expenses		(14,914,822)	(17,183,041)	(15,345,315)
Selling, general and administrative expenses		(123,113,572)	(123,690,910)	(113,002,747)
Share of profit or loss of joint ventures and associates		(1,126,312)	4,049,508	1,198,628
Other income or expenses, net		6,775,970	(1,498,555)	1,084,892
Operating (loss)/ profit		(2,235,962)	45,852,923	54,183,965
Financial cost		(28,838,818)	(26,871,698)	(23,788,085)
Other financial results		(26,496,857)	(7,913,627)	(11,289,933)
(Loss)/ Profit before income tax		(57,571,637)	11,067,598	19,105,947
Income tax		(1,273,616)	(3,778,615)	1,068,652
(Loss)/ Profit for the year		(58,845,253)	7,288,983	20,174,599
(Loss) / Profit for the year attributable to:
Equity holders of the parent		(55,416,054)	4,275,688	18,779,876
Non-controlling interests		(3,429,199)	3,013,295	1,394,723
(Loss)/ Profit for the year		$ (58,845,253)	$ 7,288,983	$ 20,174,599
(Loss)/Profit per share
Basic loss attributable to ordinary equity holders of the parent		$ (0.8764)	$ 0.068	$ 0.3022
Diluted loss attributable to ordinary equity holders of the parent		$ (0.8764)	$ 0.0673	$ 0.2972
(Loss)/ Profit for the year		$ (58,845,253)	$ 7,288,983	$ 20,174,599
Other comprehensive (loss)		(714,251)	(787,354)	(835,849)
Items that may be subsequently reclassified to (loss)/ profit		(714,251)	(787,354)	631,500
Foreign exchange differences on translation of foreign operations from joint ventures			(238)	(46,901)
Foreign exchange differences on translation of foreign operations		(714,251)	(787,116)	678,401
Items that will not be subsequently reclassified to loss and profit				(1,467,349)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates 1	[1]			(184,630)
Revaluation of property, plant and equipment, net of tax 2	[2]			(1,282,719)
Total comprehensive (loss)/ profit		(59,559,504)	6,501,629	19,338,750
Total comprehensive (loss)/ profit attributable to:
Equity holders of the parent		(55,957,731)	3,787,500	17,924,877
Non-controlling interests		(3,601,773)	2,714,129	1,413,873
Total comprehensive (loss)/ profit		$ (59,559,504)	$ 6,501,629	$ 19,338,750

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $99,415 for the year ended June 30, 2023.
[2]	The tax effect of the revaluation of property, plant and equipment was $703,087 for the year ended June 30, 2023.